Financial Risks - Summary of Information on Three Year Historical Net Income (Loss) and Shareholders' Equity (Detail) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 GBP (£)
Americas [member]
Disclosure of historical net income (loss) and shareholders' equity [line items]
Net income / (loss) | $	$ 1,195		$ (611)		$ 1,324
Equity in functional currency | $	$ 18,324		$ 19,127		$ 18,123
United Kingdom [member]
Disclosure of historical net income (loss) and shareholders' equity [line items]
Net income / (loss) | £		£ 104		£ 60		£ (29)
Equity in functional currency | £		£ 1,260		£ 1,391		£ 1,358